Exhibit 99.5 Schedule 2

Report Pulled:	3/25/2025
Loan Count:	5
Fields Reviewed	Discrepancy Count	Percentage
Appraised Value	1	20.00%
Loan Purpose	1	20.00%
Original Qualifying FICO Score	2	40.00%